CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (156,720)	$ (214,247)
Change in operating assets and liabilities:
Accounts receivable	0	0
Prepaid expense	(11,800)	(11,381)
Interest receivable	0	(32,004)
Accounts payable and accrued liabilities	51,752	82,178
Accounts payable and accrued liabilities - related party	0	14,479
Accrued interest - related party	61,175	92,410
Net cash used in operating activities	(55,593)	(68,565)
Cash flows from investing activities:
Loans advanced to CNTNR	0	(475,000)
Net cash provided by (used in) investing activities	0	(475,000)
Cash flows from financing activities:
Net proceeds from Promissory note - related party	55,600	450,000
Net cash provided by financing activities	55,600	450,000
Net change in cash	7	(93,565)
Cash beginning of period	0	143,861
Cash end of period	7	50,296
Supplemental cash flow information
Cash paid for interest	0	0
Cash paid for taxes	$ 0	$ 0